FIS Christian Stock Fund
Schedule of Investments
as of February 29, 2024 (Unaudited)

COMMON STOCKS - 89.8%	Shares	Value
Aerospace & Defense - 0.9%
Huntington Ingalls Industries, Inc.	1,554	$453,177

Automobile Components - 1.1%
Gentex Corp.	14,754	538,964

Automobiles - 0.2%
Dr. Ing. h.c.F. Porsche AG - ADR	9,312	86,741

Banks - 1.1%
HDFC Bank Ltd. - ADR	10,659	570,257

Biotechnology - 0.4%
BioMarin Pharmaceutical, Inc.(a)	2,318	199,997

Capital Markets - 4.4%
Blue Owl Capital, Inc. - Class A	30,844	553,958
FactSet Research Systems, Inc.	1,890	874,276
Intercontinental Exchange, Inc.	5,928	820,554
		2,248,788

Commercial Services & Supplies - 3.2%
GFL Environmental, Inc.	31,001	1,118,516
Republic Services, Inc.	2,651	486,724
		1,605,240

Construction Materials - 2.2%
Holcim Ltd. - ADR(a)	70,000	1,139,600

Consumer Staples Distribution & Retail - 3.8%
Casey's General Stores, Inc.	3,780	1,150,973
Costco Wholesale Corp.	1,015	755,048
		1,906,021

Containers & Packaging - 1.9%
Graphic Packaging Holding Co.	37,800	980,910

Diversified Consumer Services - 1.1%
Grand Canyon Education, Inc.(a)	3,998	538,930

Diversified Telecommunication Services - 2.7%
Cellnex Telecom S.A.- ADR	18,712	341,494
Cogent Communications Holdings, Inc.	12,285	993,979
		1,335,473

Electronic Equipment, Instruments & Components - 0.8%
Trimble, Inc.(a)	6,630	405,690

Energy Equipment & Services - 2.8%
SBM Offshore N.V.	54,517	775,199
Tenaris S.A.- ADR	19,303	679,466
		1,454,665

Financial Services - 1.1%
Equitable Holdings, Inc.	16,644	569,891

Food Products - 1.3%
Bunge Global S.A.	7,006	661,156

Ground Transportation - 2.5%
Canadian Pacific Kansas City Ltd.	6,615	562,341
Old Dominion Freight Line, Inc.	1,577	697,791
		1,260,132

Health Care Equipment & Supplies - 5.4%
Dexcom, Inc.(a)	3,484	400,904
Edwards Lifesciences Corp.(a)	6,237	529,334
Intuitive Surgical, Inc.(a)	3,247	1,252,043
Stryker Corp.	1,554	542,455
		2,724,736

Health Care Providers & Services - 3.4%
Chemed Corp.	1,701	1,065,047
Humana, Inc.	1,890	662,105
		1,727,152

Hotels, Restaurants & Leisure - 1.0%
Domino's Pizza, Inc.	1,139	510,671

Household Durables - 4.8%
Lennar Corp. - Class A	5,740	909,847
Toll Brothers, Inc.	13,455	1,542,482
		2,452,329

Household Products - 0.7%
Energizer Holdings, Inc.	12,558	358,531

Insurance - 3.6%
Aflac, Inc.	7,226	583,427
AIA Group Ltd. - ADR	18,941	611,037
Everest Re Group Ltd.	1,754	647,015
		1,841,479

IT Services - 1.2%
Cognizant Technology Solutions Corp. - Class A	7,984	630,896

Leisure Products - 0.0%(b)
Polaris, Inc.	56	5,192

Life Sciences Tools & Services - 1.4%
Danaher Corp.	2,721	688,794

Machinery - 2.9%
AGCO Corp.	4,159	456,242
Nordson Corp.	1,973	524,128
Parker-Hannifin Corp.	965	516,709
		1,497,079

Metals & Mining - 0.9%
Freeport-McMoRan, Inc.	11,430	432,168

Multi-Utilities - 0.9%
Engie S.A. - ADR	28,588	458,552

Oil, Gas & Consumable Fuels - 2.0%
ConocoPhillips	5,187	583,745
EOG Resources, Inc.	3,977	455,207
		1,038,952

Pharmaceuticals - 1.6%
Zoetis, Inc.	3,983	789,948

Professional Services - 2.2%
FTI Consulting, Inc.(a)	2,268	469,204
RELX PLC - ADR	15,309	672,371
		1,141,575

Semiconductors & Semiconductor Equipment - 8.6%
Broadcom, Inc.	309	401,851
NVIDIA Corp.	2,997	2,370,987
ON Semiconductor Corp.(a)	11,576	913,578
Skyworks Solutions, Inc.	6,122	642,320
		4,328,736

Software - 7.8%
Check Point Software Technologies Ltd.(a)	5,104	818,784
Datadog, Inc. - Class A(a)	4,374	575,006
Palo Alto Networks, Inc.(a)	4,956	1,539,085
ServiceNow, Inc.(a)	1,331	1,026,654
		3,959,529

Specialty Retail - 3.9%
Lowe's Cos., Inc.	4,357	1,048,599
Valvoline, Inc.(a)	22,155	944,689
		1,993,288

Technology Hardware, Storage & Peripherals - 3.9%
FUJIFILM Holdings Corp. - ADR	9,954	629,690
Logitech International S.A.	8,918	783,178
NetApp, Inc.	6,432	573,220
		1,986,088

Trading Companies & Distributors - 1.6%
United Rentals, Inc.	1,178	816,672

Wireless Telecommunication Services - 0.5%
Tele2 AB, Class B - Class B	31,185	261,958
TOTAL COMMON STOCKS (Cost $38,239,946)		45,599,957

REAL ESTATE INVESTMENT TRUSTS - 1.6%	Shares	Value
American Tower Corp.	2,268	451,015
Americold Realty Trust, Inc.	14,438	365,281
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $864,114)		816,296

SHORT-TERM INVESTMENTS - 8.4%	Shares	Value
Money Market Funds - 8.4%
First American Treasury Obligations Fund - Class X, 5.23%(c)	4,270,589	4,270,589
TOTAL SHORT-TERM INVESTMENTS (Cost $4,270,589)		4,270,589

TOTAL INVESTMENTS - 99.8% (Cost $43,374,649)		$50,686,842
Other Assets in Excess of Liabilities - 0.2%		122,068
TOTAL NET ASSETS - 100.0%		$50,808,910

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company
S.A. - Sociedad Anónima

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day effective yield as of February 29, 2024.

NEOS ETF Trust
FIS Christian Stock Fund
Notes to Quarterly Schedule of Investments
February 29, 2024 (Unaudited)

Investment Valuation
The Fund discloses the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund’s (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets that the Fund’s have the ability to access.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of February 29, 2024:

FIS Christian Stock Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$45,599,957	$–	$–	$45,599,957
Real Estate Investment Trusts	816,296	–	–	816,296
Money Market Funds	4,270,589	–	–	4,270,589
Total Assets	$50,686,842	$–	$–	$50,686,842

Refer to the Schedule of Investments for industry classifications.

FIS Christian Stock Fund invested, as a percentage of net assets, in the following countries as of February 29, 2024 (Unaudited):

Allocation of Portfolio Holdings by Country as of February 29, 2024
(% of Net Assets)
United States	$40,530,643	79.9%
Switzerland	1,922,778	3.8
Canada	1,680,857	3.3
Israel	818,784	1.6
Netherlands	775,199	1.5
Luxembourg	679,466	1.3
United Kingdom	672,371	1.3
Bermuda	647,015	1.3
Japan	629,690	1.2
Hong Kong	611,037	1.2
India	570,257	1.1
France	458,552	0.9
Spain	341,494	0.7
Sweden	261,958	0.5
Germany	86,741	0.2
Other Assets in Excess of Liabilities	122,068	0.2
	$50,808,910	100.0%